OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS.
Schedule of other current non-financial assets

in € thousand	12/31/2024	12/31/2023
Prepaid expenses	1,899	3,667
Advance payments on inventories	1,097	1,317
Restricted cash	59	89
Total other current non-financial assets	3,054	5,073